INVESTMENTS IN EQUITY INVESTEES - Additional Information (Details) - USD ($) $ in Thousands			6 Months Ended
	Sep. 30, 2019	May 31, 2019	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investment disposal gain loss			$ 5,763
Proceeds received for the disposal of an equity investee			$ 4,458
Beijing IPE [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		22.02%
Consideration received		$ 9,087
Proceeds received for the disposal of an equity investee	$ 4,458	$ 4,629